Allowance for Credit Losses Activity (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	$ 497		$ 571		$ 628
Charge-offs	(38)		(83)		(88)
Recoveries	8		8		20
Net (charge-offs) recoveries	(30)		(75)		(68)
Provision	(80)		1		11
Ending balance	387		497		571
Allowance for loans losses	266		394		498
Allowance for unfunded commitments	121		103		73
Individually evaluated for impairment, loan balance	117		128		140
Individually evaluated for impairment, allowance for loan losses	24		32		26
Collectively evaluated for impairment, loan balance	46,512		43,851		37,668
Collectively evaluated for impairment, allowance for loan losses	242		362		472
Commercial
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	91		93		155
Charge-offs	(2)		(6)		(5)
Recoveries	2		3		15
Net (charge-offs) recoveries			(3)		10
Provision	13		1		(72)
Ending balance	104		91		93
Allowance for loans losses	30		33		51
Allowance for unfunded commitments	74		58		42
Individually evaluated for impairment, loan balance	57		26		32
Individually evaluated for impairment, allowance for loan losses	12		9		10
Collectively evaluated for impairment, loan balance	1,249		726		1,218
Collectively evaluated for impairment, allowance for loan losses	18		24		41
Commercial Real Estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	34		40		45
Charge-offs			(4)		(8)
Recoveries					1
Net (charge-offs) recoveries			(4)		(7)
Provision	(4)		(2)		2
Ending balance	30		34		40
Allowance for loans losses	20		24		28
Allowance for unfunded commitments	10		10		12
Individually evaluated for impairment, loan balance	17		38		44
Individually evaluated for impairment, allowance for loan losses	1		7		9
Collectively evaluated for impairment, loan balance	1,660		1,411		1,548
Collectively evaluated for impairment, allowance for loan losses	19		17		19
Financial Institutions
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	63		11		76
Charge-offs	(13)		(8)		(25)
Recoveries			2		2
Net (charge-offs) recoveries	(13)		(6)		(23)
Provision	(14)		58		(42)
Ending balance	36		63		11
Allowance for loans losses	12		41		1
Allowance for unfunded commitments	24		22		10
Individually evaluated for impairment, loan balance	3		24		4
Individually evaluated for impairment, allowance for loan losses			7
Collectively evaluated for impairment, loan balance	5,452		4,582		4,626
Collectively evaluated for impairment, allowance for loan losses	12		34		1
Lease Financings
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	66		90		80
Provision	(17)		(24)		10
Ending balance	49		66		90
Allowance for loans losses	49		66		90
Collectively evaluated for impairment, loan balance	1,329		1,558		1,605
Collectively evaluated for impairment, allowance for loan losses	49		66		90
Wealth Management Loans and Mortgages
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	29		41		58
Charge-offs	(1)		(1)		(4)
Net (charge-offs) recoveries	(1)		(1)		(4)
Provision	2		(11)		(13)
Ending balance	30		29		41
Allowance for loans losses	26		23		38
Allowance for unfunded commitments	4		6		3
Individually evaluated for impairment, loan balance	31		30		53
Individually evaluated for impairment, allowance for loan losses	7		5		5
Collectively evaluated for impairment, loan balance	8,765		7,312		6,453
Collectively evaluated for impairment, allowance for loan losses	19		18		33
Other Residential Mortgages
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	156		235		164
Charge-offs	(22)		(56)		(46)
Recoveries	6		3		2
Net (charge-offs) recoveries	(16)		(53)		(44)
Provision	(52)		(26)		115
Ending balance	88		156		235
Allowance for loans losses	88		156		235
Collectively evaluated for impairment, loan balance	1,632		1,923		2,079
Collectively evaluated for impairment, allowance for loan losses	88		156		235
All Other
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance			1
Provision	2		(1)		1
Ending balance	2				1
Allowance for loans losses	2				1
Collectively evaluated for impairment, loan balance	16,264	[1]	16,341	[2]	12,105	[3]
Collectively evaluated for impairment, allowance for loan losses	2				1
Foreign
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	58		60		50
Charge-offs			(8)
Net (charge-offs) recoveries			(8)
Provision	(10)		6		10
Ending balance	48		58		60
Allowance for loans losses	39		51		54
Allowance for unfunded commitments	9		7		6
Individually evaluated for impairment, loan balance	9		10		7
Individually evaluated for impairment, allowance for loan losses	4		4		2
Collectively evaluated for impairment, loan balance	10,161		9,998		8,034
Collectively evaluated for impairment, allowance for loan losses	$ 35		$ 47		$ 52

[1]	Includes $2,228 million of domestic overdrafts, $13,397 million of margin loans and $639 million of other loans at Dec. 31, 2012.
[2]	Includes $2,958 million of domestic overdrafts, $12,760 million of margin loans and $623 million of other loans at Dec. 31, 2011.
[3]	Includes $4,524 million of domestic overdrafts, $6,810 million of margin loans and $771 million of other loans at Dec. 31, 2010.